Accounts receivable - Summary of Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Receivables From Collaboration Agreements	€ 1,111	€ 682
Total	€ 1,111	€ 682